Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000204613_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.55%
C000204613_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.95%
C000204613_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.10%
C000204612_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000204612_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.27%
C000204612_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.51%
C000203453_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000203453_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.46%
C000203453_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.04%
C000204611_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000204611_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.27%
C000204611_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.51%
C000227500_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.47%
C000227500_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.79%
C000204614_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.02%
C000204614_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.27%
C000204614_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.79%
C000227499_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.25%
C000227499_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000204613_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® International Index Fund
C000204613_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,000
C000204613_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 9,130
C000204613_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 10,206
C000204613_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 9,967
C000204613_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 12,996
C000204613_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 9,774
C000204613_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,047	$ 11,047	$ 11,047	$ 11,047
C000204613_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Global ex U.S. Index℠
C000204613_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204613_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,179
C000204613_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,289
C000204613_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,034
C000204613_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,137
C000204613_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,888
C000204613_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,128	11,128	11,128	$ 11,128
C000204613_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000204613_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204613_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,172
C000204613_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,224
C000204613_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,972
C000204613_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,949
C000204613_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,763
C000204613_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,961	10,961	$ 10,961	$ 10,961
C000204613_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.79%
C000204613_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.03%
C000204613_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.13%
C000204613_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.74%
C000204613_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.17%
C000204613_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.38%
C000204612_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Large Cap Index Fund
C000204612_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204612_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,350
C000204612_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,705
C000204612_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,931
C000204612_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,039
C000204612_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,246
C000204612_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,751	15,751	$ 15,751	$ 15,751
C000204612_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Large Cap Index℠
C000204612_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204612_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,347
C000204612_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,695
C000204612_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,927
C000204612_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,029
C000204612_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,235
C000204612_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,740	15,740	15,740	$ 15,740
C000204612_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204612_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204612_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,353
C000204612_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,693
C000204612_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,732
C000204612_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,766
C000204612_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,316
C000204612_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,769	15,769	$ 15,769	$ 15,769
C000204612_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.58%
C000204612_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.31%
C000204612_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.56%
C000204612_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.54%
C000204612_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			15.31%
C000204612_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.55%
C000203453_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series International Index Fund
C000203453_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000203453_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,430
C000203453_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,473
C000203453_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,790
C000203453_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,133
C000203453_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,105
C000203453_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,651	11,651	$ 11,651	$ 11,651
C000203453_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
C000203453_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000203453_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,457
C000203453_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,526
C000203453_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,822
C000203453_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,205
C000203453_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,189
C000203453_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,682	11,682	$ 11,682	$ 11,682
C000203453_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.34%
C000203453_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.36%
C000203453_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.87%
C000204611_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Extended Market Index Fund
C000204611_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204611_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,990
C000204611_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,707
C000204611_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,701
C000204611_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,739
C000204611_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,234
C000204611_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,717	11,717	$ 11,717	$ 11,717
C000204611_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Extended Investable Market Index℠
C000204611_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204611_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									8,986
C000204611_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								9,699
C000204611_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							9,695
C000204611_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						14,724
C000204611_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,209
C000204611_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,667	11,667	11,667	$ 11,667
C000204611_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204611_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204611_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,353
C000204611_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,693
C000204611_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,732
C000204611_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						16,766
C000204611_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,316
C000204611_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,769	$ 15,769	$ 15,769	$ 15,769
C000204611_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.66%
C000204611_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			10.04%
C000204611_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.58%
C000204611_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.58%
C000204611_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.95%
C000204611_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.50%
C000227500_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Japan Stock Index Fund
C000227500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,180
C000227500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					7,653
C000227500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,044	$ 9,044	$ 9,044	9,044
C000227500_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
C000227500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,174
C000227500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					7,675
C000227500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,975	$ 8,975	8,975	$ 8,975
C000227500_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.13%
C000227500_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.20%
C000204614_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity ZERO® Total Market Index Fund
C000204614_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204614_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,560
C000204614_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,857
C000204614_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,935
C000204614_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,186
C000204614_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,357
C000204614_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,584	15,584	15,584	$ 15,584
C000204614_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Total Investable Market Index℠
C000204614_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,000
C000204614_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,562
C000204614_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,850
C000204614_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,926
C000204614_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,178
C000204614_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,343
C000204614_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,573	15,573	15,573	$ 15,573
C000204614_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000204614_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,000
C000204614_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 9,636
C000204614_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 11,017
C000204614_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							12,087
C000204614_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,274
C000204614_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,750
C000204614_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,246	$ 16,246	$ 16,246	$ 16,246
C000204614_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	38.06%
C000204614_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.66%
C000204614_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.04%
C000204614_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	37.98%
C000204614_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.64%
C000204614_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.01%
C000227499_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI International Small Cap Index Fund
C000227499_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227499_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,120
C000227499_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					7,053
C000227499_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,571	$ 7,571	$ 7,571	7,571
C000227499_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Small Cap Index
C000227499_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,000
C000227499_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,153
C000227499_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					7,091
C000227499_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,564	$ 7,564	7,564	7,564
C000227499_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000227499_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 10,000
C000227499_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,131
C000227499_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 7,817
C000227499_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,962	$ 8,962	$ 8,962	$ 8,962
C000227499_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.16%
C000227499_NoLoadClassMember_2023-11-01_2024-10-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.25%)
C000227499_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.20%
C000227499_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(2.03%)